Debt (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule of net carrying amount of the notes	The net carrying amount of the Notes as of December 31, 2021 was:

Principal outstanding	$150,000
Unamortized debt discount and issuance costs	(36,627)
Balance as of December 31, 2021	$113,373